Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0001410636
Registrant Name	American Water Works Company, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A